Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Disclosure of Auditor's remuneration	Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2023	2022	2021
	£m	£m	£m
Audit of the Barclays Bank Group's annual accounts	22	20	19
Other services:
Audit of the Barclays Bank PLC subsidiaries[a]	18	18	14
Other audit related fees[b]	8	8	7
Other services	1	1	1
Total Auditor's remuneration	49	47	41
Notes
aComprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of Barclays Bank PLC.
bComprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.